GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
8515 East Orchard Road
Greenwood Village, Colorado 80111

October 6, 2009

VIA EDGAR
Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Attention:  Filing Desk

RE:	Varifund Plus Variable Annuity Contract
Varifund Variable Annuity Account
497(j) Filing (File Nos. 811-05817; 333-333-162252)
Great-West Life & Annuity Insurance Company

Ladies and Gentlemen:

In lieu of filing the form of the Prospectus Supplement for Varifund Variable Annuity Account (the “Account”) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies:

1.	the form of the Prospectus Supplement that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Account’s registration statement on Form N-4; and

2.	the text of the Account’s registration statement on Form N-4, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on October 1, 2009.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at (303) 737-1130.

Varifund Variable Annuity Account (Registrant)

By: /s/ W. Michael Cirelli

W. Michael Cirelli
Counsel